Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

June 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.0%
Alabama – 2.1%
Alabama Federal Aid Highway Finance Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 09/01/2025	$1,390	$1,392,887
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 5.50%, 06/01/2049	11,435	12,135,563
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 5.778% (SOFR + 2.20%), 04/01/2054(a)	10,000	9,986,261
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	954,212
4.00%, 02/01/2040	2,680	2,519,022
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	10,000	10,721,499
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	44,121,242
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,389,812
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	13,025	13,772,884

		102,993,382

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	1,920	1,990,351

Arizona – 1.9%
Arizona Health Facilities Authority (HonorHealth Obligated Group) Series 2014-A 5.00%, 12/01/2024	1,500	1,506,684
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,087,594

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	$2,000	$120,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	11,680	11,990,236
Series 2024 4.00%, 06/01/2049	12,580	12,659,072
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,565,722
2.542%, 07/01/2033	5,000	4,153,163
2.642%, 07/01/2034	10,000	8,193,894
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015-A 5.00%, 07/01/2024	9,010	9,010,000
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	665,373
5.00%, 07/01/2031	850	943,369
5.00%, 07/01/2032	825	915,541
Series 2020-A 5.00%, 07/01/2030	500	554,477
5.00%, 07/01/2031	650	721,400
5.00%, 07/01/2032	400	443,899
5.00%, 07/01/2033	490	541,996
Series 2021-A 5.00%, 07/01/2039	1,720	1,899,818
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,053,027
2.171%, 07/01/2033	5,000	3,972,002
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	2,041,726
5.00%, 07/15/2038	5,500	6,183,091
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Inc Obligated Group) Series 2022 5.125%, 11/15/2029(b)	2,500	2,525,682
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025(f)	1,000	1,016,039
5.00%, 12/01/2039(f)	1,000	1,086,853
State of Arizona Lottery Revenue (Pre-refunded - US Treasuries) Series 2019 5.00%, 07/01/2024	2,000	2,000,000
5.00%, 07/01/2025	5,000	5,080,667
5.00%, 07/01/2027	5,500	5,783,969

		91,715,294

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	$1,900	$2,084,666
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	3,000	2,988,516

		5,073,182

California – 9.8%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	10,000	10,674,720
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,165	17,035,810
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	11,115	11,875,905
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.20% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,969,123
5.248% (SOFR + 1.67%), 02/01/2054(a)	5,000	4,950,332
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	18,035	14,745,917
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	5,005	5,784,350
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(b)	23,210	23,214,721
California State Public Works Board (California State Public Works Board Lease) Series 2014-B 5.00%, 10/01/2028	1,225	1,229,342
Series 2021-A 5.00%, 02/01/2027	12,040	12,595,214
California State University Series 2021-B 2.374%, 11/01/2035	5,000	3,849,732
City of Los Angeles CA Series 2024 5.00%, 06/26/2025(f)	25,000	25,366,052

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports Series 2018-C 5.00%, 05/15/2036	$5,840	$6,045,959
Series 2019 5.00%, 05/15/2039	5,215	5,450,672
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	960	843,737
County of Los Angeles CA Series 2024 5.00%, 06/30/2025(f)	4,000	4,066,238
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	13,250	11,338,289
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	5,500	4,436,048
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	12,800	10,508,730
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	7,000	5,905,660
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,576,507
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	6,545	4,896,619
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2021-A 4.00%, 06/01/2037	6,165	6,511,108
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	25,000	28,261,087
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.327% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	15,000	13,774,953
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2042	20,735	22,316,376

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037	$9,645	$10,278,311
Series 2023-E 5.25%, 05/01/2034	22,275	25,133,459
5.25%, 05/01/2035	10,870	12,257,136
Series 2024 5.00%, 05/01/2038	7,000	7,712,339
5.25%, 05/01/2042	10,000	11,056,017
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	7,000	7,414,352
State of California Series 2019 5.00%, 11/01/2031	11,225	12,085,409
Series 2020 5.00%, 03/01/2035	460	507,255
Series 2023 5.00%, 09/01/2037	10,000	11,549,256
5.00%, 09/01/2043	10,000	11,204,092
5.10%, 03/01/2029	2,000	2,024,035
6.00%, 03/01/2033	1,000	1,073,329
State of California (Pre-refunded - Others) Series 2014 5.00%, 05/01/2025	30,965	30,965,000
5.00%, 05/01/2026	50,000	50,000,000
Series 2019 5.00%, 04/01/2037	16,895	16,895,000
University of California Series 2023-B 5.00%, 05/15/2042	5,000	5,622,094
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	3,000	3,089,018

		482,089,303

Colorado – 2.2%
City & County of Denver CO Airport System Revenue Series 2023-B 5.00%, 11/15/2029	3,250	3,444,433
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	10,000	10,185,126
5.00%, 12/01/2026	16,080	16,527,447
5.00%, 12/01/2028	16,105	16,940,279
5.00%, 12/01/2029	8,215	8,626,492
5.00%, 12/01/2032	1,620	1,688,564

	Principal Amount (000)	U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 4.75%, 04/01/2034(b)	$2,100	$2,183,475
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	3,000	3,194,424
5.00%, 08/01/2035	1,995	2,125,549
Series 2024-A 5.00%, 12/01/2039	4,620	5,155,932
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,372,264
E-470 Public Highway Authority Series 2024-B 4.321% (SOFR + 0.75%), 09/01/2039(a)	4,000	4,000,601
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	2,218	1,941,975
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	2,000	2,064,506
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	13,057,060
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	1,630	1,719,217
University of Colorado (Pre-refunded - US Treasuries) Series 2015-A 4.00%, 06/01/2033	6,000	6,037,921
4.00%, 06/01/2035	3,525	3,547,279
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	803	668,879
5.00%, 12/15/2026	270	278,996
AGM Series 2020 5.00%, 12/01/2024	485	487,366
5.00%, 12/01/2027	305	319,424
5.00%, 12/01/2030	385	415,116
5.00%, 12/01/2033	285	307,541
5.00%, 12/01/2050	300	310,970

		107,600,836

Connecticut – 2.7%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2028	1,000	1,047,815
Series 2017-B 5.00%, 08/15/2025	1,085	1,101,674
5.00%, 08/15/2026	4,500	4,640,216
5.00%, 08/15/2027	6,610	6,924,669
Series 2017-C 5.00%, 08/15/2024	2,245	2,247,939
5.00%, 08/15/2026	2,480	2,557,274
5.00%, 08/15/2027	2,605	2,729,011
5.00%, 08/15/2028	1,620	1,692,099

	Principal Amount (000)	U.S. $ Value

City of Bridgeport CT (Pre-refunded - US Treasuries) Series 2017-B 5.00%, 08/15/2027	$755	$796,690
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2026	1,000	1,010,175
5.00%, 07/01/2027	1,100	1,117,132
5.00%, 07/01/2028	1,100	1,122,318
5.00%, 07/01/2029	1,200	1,225,342
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	19,535	19,257,001
State of Connecticut Series 2015-B 5.00%, 06/15/2032	7,345	7,433,943
Series 2015-F 5.00%, 11/15/2027	1,570	1,599,543
Series 2016-A 5.00%, 03/15/2029	14,500	14,829,704
Series 2016-E 5.00%, 10/15/2024	17,000	17,075,167
Series 2018-C 5.00%, 06/15/2026	5,500	5,690,100
Series 2020-A 5.00%, 01/15/2040	2,565	2,759,428
State of Connecticut Special Tax Revenue Series 2021-A 5.00%, 05/01/2041	2,840	3,096,325
Series 2021-D 4.00%, 11/01/2039	1,060	1,076,535
Series 2023-A 5.25%, 07/01/2042	10,000	11,347,213
Town of Stratford CT BAM Series 2019 5.00%, 01/01/2030	2,035	2,122,638
5.00%, 01/01/2031	3,890	4,054,504
5.00%, 01/01/2032	3,890	4,052,513
5.00%, 01/01/2033	3,555	3,701,181
University of Connecticut Series 2022-A 5.00%, 05/01/2040	7,065	7,812,630

		134,120,779

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	573,718
5.00%, 09/01/2050	1,000	1,011,768

		1,585,486

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.3%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035	$10,000	$11,715,312
Metropolitan Washington Airports Authority Aviation Revenue Series 2024-A 5.00%, 10/01/2025(f)	1,000	1,015,970
5.00%, 10/01/2033(f)	5,000	5,464,329
5.00%, 10/01/2034(f)	2,000	2,185,626
5.00%, 10/01/2036(f)	8,500	9,245,708
5.00%, 10/01/2040(f)	1,675	1,793,583
5.00%, 10/01/2044(f)	2,000	2,125,897
Metropolitan Washington Airports Authority Aviation Revenue (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 10/01/2034	30,770	30,872,840

		64,419,265

Florida – 4.1%
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,210,253
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	424,460
Zero Coupon, 09/01/2035	650	406,297
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2031	1,070	1,125,695
Series 2019-C 2.384%, 10/01/2026	1,250	1,181,251
County of Broward FL Convention Center Hotel Revenue Series 2022 5.00%, 01/01/2035	2,685	2,988,597
County of Miami-Dade FL Water & Sewer System Revenue Series 2021 4.00%, 10/01/2038	2,490	2,560,882
County of Miami-Dade Seaport Department Series 2023-A 5.00%, 10/01/2029	5,500	5,793,938
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	735	568,165
Zero Coupon, 10/01/2031	905	670,256
Zero Coupon, 10/01/2032	500	355,101
Zero Coupon, 10/01/2033	1,210	822,789
Zero Coupon, 10/01/2034	1,260	820,419
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	25,000	26,912,640

	Principal Amount (000)	U.S. $ Value

Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	$4,280	$4,346,052
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.00%, 07/01/2044	13,920	14,650,776
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(b)	3,760	3,603,856
Florida Development Finance Corp. (Renaissance Charter School, Inc.) Series 2023 6.50%, 06/15/2038(b)	2,000	2,218,263
6.625%, 06/15/2043(b)	2,195	2,425,774
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2024	1,000	1,002,597
5.00%, 10/01/2026	1,750	1,778,477
5.00%, 10/01/2028	1,015	1,031,143
Series 2021 1.425%, 10/01/2026	3,000	2,762,537
Florida State Board of Education (State of Florida) Series 2017-B 5.00%, 06/01/2025	5,340	5,423,107
Florida State Board of Governors (Florida State University Athletics Association, Inc.) BAM Series 2024-A 5.00%, 10/01/2043(f)	10,000	11,157,458
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	4,085	4,215,269
Greater Orlando Aviation Authority (Pre-refunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029	3,000	3,125,494
5.00%, 10/01/2030	6,250	6,511,446
Hillsborough County Aviation Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 10/01/2040	2,020	2,024,220
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,497,164
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,240,308

	Principal Amount (000)	U.S. $ Value

JEA Water & Sewer System Revenue Series 2017-A 5.00%, 10/01/2026	$22,290	$23,192,631
Series 2024-A 5.00%, 10/01/2043	1,635	1,819,685
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029(f)	2,975	2,981,729
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	8,031,796
5.00%, 07/01/2029	6,215	6,417,179
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029	3,000	3,111,008
5.00%, 01/01/2030	3,180	3,302,341
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019 5.00%, 10/01/2024	6,560	6,580,299
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	997,887
Orange County School Board (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 08/01/2029	21,280	21,303,136
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	1,905	1,785,966
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,400,653
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(b)	1,000	1,021,885

		202,800,879

Georgia – 2.5%
City of Atlanta GA Department of Aviation Series 2021-C 4.00%, 07/01/2042	1,250	1,216,591
5.00%, 07/01/2029	1,250	1,319,546
5.00%, 07/01/2030	1,315	1,403,127
5.00%, 07/01/2031	1,725	1,857,502
5.00%, 07/01/2032	1,000	1,079,259
5.00%, 07/01/2033	1,400	1,508,918
5.00%, 07/01/2034	3,000	3,233,945
5.00%, 07/01/2036	2,400	2,580,402
5.00%, 07/01/2037	2,500	2,674,372

	Principal Amount (000)	U.S. $ Value

Series 2022-B 5.00%, 07/01/2035	$1,565	$1,701,893
5.00%, 07/01/2036	2,845	3,085,092
5.00%, 07/01/2037	2,535	2,733,432
5.00%, 07/01/2039	2,765	2,952,775
5.00%, 07/01/2040	7,105	7,566,957
5.00%, 07/01/2041	7,460	7,914,260
Clarke County School District/GA Series 2022 5.00%, 09/01/2024	1,300	1,303,073
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	1,000	1,025,876
5.00%, 04/01/2027	250	260,125
5.00%, 04/01/2028	250	264,043
5.00%, 04/01/2029	300	321,370
5.00%, 04/01/2030	225	244,155
5.00%, 04/01/2031	250	268,293
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	10,000	9,870,569
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,455	1,525,447
Series 2023-A 5.00%, 06/01/2053	22,965	24,276,749
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.271% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,132,241
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	5,350	5,352,388
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	25,000	28,193,477

		120,865,877

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	780	791,309

Hawaii – 0.1%
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	2,778,212

Illinois – 5.8%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	2,265	2,261,536
Series 2018-A 5.00%, 12/01/2026	1,000	1,022,816

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 12/01/2037	$3,750	$3,879,006
Series 2023 5.25%, 04/01/2034	2,125	2,396,168
Series 2023-A 5.00%, 12/01/2034	7,000	7,510,441
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,086,289
Series 2018-A 5.00%, 01/01/2039	6,000	6,180,163
Series 2022 4.00%, 01/01/2042	3,160	3,146,872
5.00%, 01/01/2029	500	524,396
5.00%, 01/01/2030	800	848,648
5.00%, 01/01/2033	890	963,632
5.00%, 01/01/2040	1,850	1,963,841
5.00%, 01/01/2041	2,000	2,115,277
5.00%, 01/01/2042	2,200	2,318,987
BAM Series 2017-F 4.25%, 01/01/2042	2,000	2,003,605
County of Cook IL Series 2021-B 4.00%, 11/15/2025	2,140	2,155,564
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2025	2,000	2,019,214
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2025	400	404,861
5.00%, 08/01/2026	450	461,141
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2025	350	348,945
5.00%, 09/01/2026	300	299,353
5.00%, 09/01/2027	455	455,328
5.00%, 09/01/2029	575	576,717
5.00%, 09/01/2031	1,000	1,001,199
5.00%, 09/01/2034	600	595,640
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,014,415
5.00%, 11/15/2028	1,250	1,267,779
Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027	16,370	16,567,979
5.00%, 02/01/2028	13,565	13,726,177
5.00%, 02/01/2029	12,885	13,036,730
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	2,669	2,792,956
Series 2021-A 5.00%, 01/01/2041	27,195	30,122,748
Series 2024-A 5.00%, 01/01/2037	4,380	5,056,302

	Principal Amount (000)	U.S. $ Value

Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2035	$4,835	$5,777,899
Metropolitan Water Reclamation District of Greater Chicago (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 12/01/2044	8,350	8,399,311
Series 2015-B 5.00%, 12/01/2039	7,660	7,703,648
Railsplitter Tobacco Settlement Authority (Pre-refunded - US Treasuries) Series 2017 5.00%, 06/01/2025	12,450	12,617,577
State of Illinois Series 2014 5.00%, 05/01/2025	18,120	18,137,109
5.00%, 05/01/2027	5,000	5,004,311
Series 2016 5.00%, 02/01/2029	1,100	1,137,064
Series 2017-A 5.00%, 12/01/2024	8,590	8,632,676
Series 2017-D 5.00%, 11/01/2024	35,545	35,689,739
5.00%, 11/01/2028	1,675	1,746,565
Series 2019-B 4.00%, 11/01/2033	9,000	9,033,341
Series 2020 5.50%, 05/01/2039	1,500	1,642,009
Series 2022-B 5.25%, 10/01/2037	4,000	4,464,981
Series 2024-B 5.00%, 05/01/2039	2,250	2,479,278
5.00%, 05/01/2040	1,765	1,932,915
5.00%, 05/01/2041	7,530	8,201,378
5.25%, 05/01/2042	8,500	9,424,731
State of Illinois Sales Tax Revenue Series 2024-A 5.00%, 06/15/2025	10,000	10,113,620

		284,262,877

Indiana – 1.2%
City of Whiting IN (BP PLC) Series 2019 5.00%, 12/01/2044	9,670	9,849,210
Series 2023 4.40%, 11/01/2045	14,460	14,495,479
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028(f)	1,175	1,264,125
5.00%, 10/01/2029(f)	1,425	1,559,007
5.00%, 10/01/2030(f)	1,000	1,109,275
5.00%, 10/01/2032(f)	1,715	1,954,642
5.00%, 10/01/2034(f)	800	930,977

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2025	$750	$751,556
5.00%, 04/01/2026	790	794,126
5.00%, 04/01/2027	830	834,756
5.00%, 04/01/2028	875	878,465
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,554,835
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	1,895	1,692,092
Indianapolis Local Public Improvement Bond Bank Series 2015 4.00%, 01/01/2025	11,570	11,568,882

		59,237,427

Iowa – 0.1%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 4.00%, 12/01/2050	5,450	5,711,738

Kansas – 0.1%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	2,000	1,998,409
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	215	221,975
6.50%, 11/15/2042(b)	1,610	1,652,998

		3,873,382

Kentucky – 2.3%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,565,590
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2023-A 5.00%, 09/01/2024	11,545	11,571,551
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,037,016
5.00%, 08/15/2041	1,260	1,282,212
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	8,935,710
5.00%, 06/01/2030	5,870	5,988,626

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	$28,410	$28,480,050
Series 2024-B 5.00%, 01/01/2055	10,000	10,559,887
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	5,280	5,700,466
5.558% (SOFR + 1.98%), 04/01/2054(a)	20,000	20,000,000
Kentucky State Property & Building Commission (Kentucky State Property & Building Commission Lease) Series 2024-B 5.00%, 11/01/2024	5,000	5,023,344
Kentucky Turnpike Authority Series 2016-A 5.00%, 07/01/2024	3,420	3,420,000
5.00%, 07/01/2025	2,515	2,556,870
5.00%, 07/01/2027	5,075	5,209,245

		113,330,567

Louisiana – 1.0%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027	6,450	6,540,239
5.00%, 08/01/2028	2,535	2,567,501
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	22,000	22,162,353
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	2,250	2,285,183
6.10%, 06/01/2038(b)	3,030	3,346,884
6.10%, 12/01/2040(b)	2,595	2,866,493
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,200,243
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.231% (SOFR + 0.50%), 05/01/2043(a)	10,225	10,172,191

		51,141,087

Maine – 0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	1,000	1,002,504

Maryland – 0.9%
County of Frederick MD (Pre-refunded - US Treasuries) Series 2019-A 5.00%, 08/01/2027	165	174,253

	Principal Amount (000)	U.S. $ Value

County of Prince George’s MD Series 2019-A 5.00%, 07/15/2024	$10,000	$10,005,441
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	10,000	10,140,842
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	1,365	1,478,074
State of Maryland Series 2017-B 5.00%, 08/01/2025	6,380	6,498,569
Series 2022-A 5.00%, 06/01/2035	1,080	1,234,834
State of Maryland Department of Transportation Series 2017 5.00%, 09/01/2025	6,550	6,685,071
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2026	1,500	1,535,290
5.00%, 08/01/2028	1,050	1,099,797
5.00%, 08/01/2029	700	739,585
5.00%, 08/01/2033	1,000	1,077,303
5.00%, 08/01/2036	1,000	1,073,746

		41,742,805

Massachusetts – 1.8%
City of Quincy MA Series 2024 5.00%, 07/25/2025(f)	3,000	3,043,611
Commonwealth of Massachusetts Series 2017-D 5.00%, 07/01/2025	7,760	7,894,558
5.00%, 02/01/2036	4,435	4,612,133
Series 2018-B 5.00%, 07/01/2024	3,455	3,455,000
Series 2024-A 5.00%, 01/01/2040	5,000	5,653,002
Series 2024-B 5.00%, 05/01/2043	4,000	4,454,970
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	4,781	4,694,878
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-A 5.00%, 07/01/2043(f)	2,000	2,219,940
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,973,923

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025	$7,565	$7,698,265
5.00%, 07/01/2029	9,000	9,505,381
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,023,221
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,440,887
5.00%, 07/01/2030	2,100	2,131,055
5.00%, 07/01/2032	2,000	2,025,394
5.00%, 07/01/2033	2,000	2,025,132
AGM Series 2020-C 5.00%, 10/01/2026	325	335,109
5.00%, 10/01/2027	440	460,498
5.00%, 10/01/2028	500	530,874
5.00%, 10/01/2029	295	317,922
5.00%, 10/01/2030	315	344,083
5.00%, 10/01/2031	375	409,445
5.00%, 10/01/2032	245	265,785
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2036	8,615	9,322,035
Massachusetts Water Resources Authority Series 2024-C 5.00%, 08/01/2039	11,630	13,398,232

		89,235,333

Michigan – 5.6%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.328% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	14,000	13,365,860
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	3,705	3,880,517
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2024	2,700	2,700,000
5.00%, 07/01/2025	12,805	13,021,430
Series 2024-A 5.00%, 07/01/2035	2,100	2,411,345
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	49,507,809

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024	$3,000	$2,998,186
4.50%, 10/01/2029	12,065	12,070,683
Michigan Finance Authority (Corewell Health Obligated Group) Series 2022 5.00%, 04/15/2025	5,265	5,327,197
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	7,770	7,770,000
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,632,896
4.00%, 06/01/2035	1,000	1,017,544
4.00%, 06/01/2036	1,000	1,010,700
4.00%, 06/01/2037	1,000	1,003,346
4.00%, 06/01/2038	1,000	994,693
4.00%, 06/01/2039	2,000	1,973,396
5.00%, 06/01/2025	610	616,345
5.00%, 06/01/2026	1,290	1,320,839
5.00%, 06/01/2028	1,000	1,055,177
5.00%, 06/01/2029	2,000	2,136,235
5.00%, 06/01/2031	745	808,261
Michigan Finance Authority (Pre-refunded - US Treasuries) AGM Series 2014 5.00%, 07/01/2025	22,045	22,061,805
5.00%, 07/01/2027	17,895	17,908,641
AGM Series 2014-D2 5.00%, 07/01/2025	16,525	16,537,597
5.00%, 07/01/2026	25,000	25,019,057
5.00%, 07/01/2027	5,110	5,113,895
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,601,171
Series 2014-B 5.00%, 07/01/2027	4,990	4,993,108
5.00%, 07/01/2031	2,460	2,461,820
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2024	4,400	4,423,978
5.00%, 12/01/2025	3,000	3,042,276
5.50%, 12/01/2026	4,500	4,572,544
5.50%, 12/01/2027	2,720	2,763,417
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024	3,210	3,208,892
5.00%, 12/31/2025	2,200	2,204,406
5.00%, 06/30/2026	2,400	2,428,040

	Principal Amount (000)	U.S. $ Value

5.00%, 12/31/2026	$5,770	$5,858,711
5.00%, 06/30/2027	7,635	7,779,537
5.00%, 12/31/2027	5,770	5,899,878
5.00%, 06/30/2028	4,645	4,763,108

		272,264,340

Minnesota – 0.2%
State of Minnesota Series 2023-D 5.00%, 08/01/2024	12,000	12,011,539

Mississippi – 0.1%
State of Mississippi (Pre-refunded - US Treasuries) Series 2015-A 4.00%, 10/01/2031	5,525	5,573,280

Missouri – 0.5%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2025	1,445	1,448,950
5.00%, 03/01/2028	1,375	1,417,670
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,455,448
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2039	5,000	5,069,966
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	845	848,743
5.75%, 03/01/2027	775	784,087
Metropolitan St. Louis Sewer District Series 2022-A 5.00%, 05/01/2038	1,710	1,919,647
5.00%, 05/01/2039	3,100	3,462,870
Missouri Highway & Transportation Commission Series 2019-B 5.00%, 11/01/2025	3,385	3,466,928

		22,874,309

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025	2,500	2,514,027
5.00%, 02/15/2026	3,190	3,239,516
5.00%, 02/15/2027	6,950	7,136,263
5.00%, 02/15/2028	2,375	2,430,173

		15,319,979

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	$5,000	$5,266,780
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,468,387

		15,735,167

Nevada – 0.5%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2026	2,930	3,012,026
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	4,732,855
Series 2022-C 5.00%, 06/01/2025	5,950	6,044,761
State of Nevada Series 2015-D 5.00%, 04/01/2027	7,000	7,084,426
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(b)	3,075	3,197,334
Series 2024 4.00%, 01/01/2050(b)	2,320	2,320,560

		26,391,962

New Hampshire – 1.0%
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	24,359	24,206,158
Series 2022-2, Class A 4.00%, 10/20/2036	9,775	9,413,204
Series 2024-1, Class A 4.25%, 07/20/2041	5,620	5,498,742
Series 2024-2 0.55%, 07/01/2051	7,293	286,320
3.625%, 08/20/2039	4,998	4,647,026
Series 2024-2, Class X 0.594%, 08/20/2039	4,998	210,658
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b) (f)	1,000	993,857
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018-A 4.00%, 11/01/2027(b)	2,250	2,249,930

		47,505,895

	Principal Amount (000)	U.S. $ Value

New Jersey – 7.9%
City of Hoboken NJ Series 2024-A 4.00%, 03/12/2025	$10,000	$10,032,145
Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	3,055	3,095,707
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	5,930	6,105,722
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	7,755	7,651,178
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	1,000	1,001,337
5.50%, 01/01/2027	1,000	1,001,258
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2024	2,000	2,003,476
5.00%, 10/01/2025	2,750	2,778,161
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025	1,000	1,000,964
5.00%, 06/15/2026	3,500	3,502,888
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2027	3,000	3,135,685
5.00%, 06/15/2033	2,065	2,323,413
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,920	3,923,724
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,166,385
5.00%, 06/15/2028	975	1,000,589
Series 2018-A 5.00%, 06/15/2029	3,050	3,126,700
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,068,076
5.00%, 12/15/2029	38,555	41,075,946
5.00%, 12/15/2030	5,885	6,257,007
5.00%, 12/15/2032	5,230	5,530,255
5.00%, 12/15/2033	7,230	7,640,435
Series 2019 5.00%, 06/15/2029	1,525	1,628,005

	Principal Amount (000)	U.S. $ Value

Series 2019-B 5.00%, 06/15/2033	$3,885	$4,105,456
Series 2023-B 5.00%, 06/15/2041	9,685	10,655,832
5.00%, 06/15/2042	2,915	3,194,105
5.00%, 06/15/2043	1,505	1,641,490
AGM Series 2006-C Zero Coupon, 12/15/2033	6,600	4,638,185
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2027	1,800	1,801,310
5.00%, 01/01/2028	40,000	40,027,984
5.00%, 01/01/2029	30,900	30,916,748
Series 2017-A 5.00%, 01/01/2029	7,235	7,507,121
Series 2017-B 5.00%, 01/01/2029	10,000	10,595,893
5.00%, 01/01/2030	14,830	15,678,113
5.00%, 01/01/2031	15,220	16,045,647
Series 2021-B 1.713%, 01/01/2029	6,625	5,813,936
Series 2024-A 5.00%, 01/01/2032(f)	11,235	12,737,788
5.00%, 01/01/2033(f)	2,000	2,296,945
5.00%, 01/01/2034(f)	2,100	2,441,635
Series 2024-C 5.00%, 01/01/2043(f)	7,500	8,241,283
5.00%, 01/01/2044(f)	2,500	2,737,726
AGM Series 2005-D3 5.25%, 01/01/2026	14,770	15,100,678
South Jersey Transportation Authority BAM Series 2022 5.00%, 11/01/2036	450	500,356
5.00%, 11/01/2037	400	442,995
State of New Jersey Series 2020 5.00%, 06/01/2025	20,500	20,809,745
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	4,125	4,167,191
5.00%, 06/01/2026	3,000	3,070,870
5.00%, 06/01/2027	4,000	4,148,648
5.00%, 06/01/2028	2,140	2,247,036
5.00%, 06/01/2035	2,620	2,756,717
Series 2018-B 5.00%, 06/01/2046	10,275	10,368,991
Township of Woodbridge NJ Series 2024 4.00%, 03/14/2025	5,000	5,014,103

		385,753,583

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund Series 2022-B 5.00%, 07/01/2024	3,550	3,550,000

	Principal Amount (000)	U.S. $ Value

New York – 9.7%
City of New York NY Series 2014-A 5.00%, 08/01/2027	$1,130	$1,131,080
Series 2019-E 5.00%, 08/01/2025	6,100	6,211,268
Series 2020-A 5.00%, 08/01/2024	1,260	1,261,263
5.00%, 08/01/2026	3,130	3,245,035
Series 2021 1.396%, 08/01/2027	18,750	16,874,398
Series 2021-F 5.00%, 06/01/2044(g)	5,000	5,055,438
City of Rochester NY Series 2023-I 4.50%, 08/01/2024	6,000	6,003,185
County of Nassau NY Series 2024-A 5.00%, 04/01/2042	8,815	9,893,702
5.00%, 04/01/2044	4,120	4,578,620
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,505	4,419,971
Federal Home Loan Mortgage Corp. Freddie Mac Multifamily ML Certificates Series 2024-ML21, Class AUS 4.617%, 08/25/2041	8,381	8,569,901
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2036	6,880	7,165,206
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2028	20,070	20,750,447
Series 2017 5.00%, 11/15/2025	7,190	7,342,049
Series 2017-C 5.00%, 11/15/2029	22,370	23,706,954
5.00%, 11/15/2030	13,755	14,563,890
5.00%, 11/15/2031	5,505	5,819,665
5.00%, 11/15/2033	8,500	8,957,195
BAM Series 2024-A 4.00%, 11/15/2048	6,500	6,337,989
Metropolitan Transportation Authority (Pre-refunded - US Treasuries) Series 2014-C 5.00%, 11/15/2027	5,000	5,027,794
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	10,650	12,535,259
5.00%, 06/15/2035	2,000	2,343,872
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,608,787

	Principal Amount (000)	U.S. $ Value

Series 2018-S 5.00%, 07/15/2031	$18,035	$19,167,566
5.00%, 07/15/2032	15,945	16,945,220
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-A 5.00%, 08/01/2033	4,860	5,065,570
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	400	401,072
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,881,587
2.80%, 09/15/2069	11,555	10,387,772
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	15,202,923
Series 2018-C 5.00%, 03/15/2040	6,990	7,284,238
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	10,756,485
Series 2021-A 4.00%, 03/15/2039	1,825	1,828,664
Series 2021-E 4.00%, 03/15/2037	19,200	19,516,792
Series 2022-A 4.00%, 03/15/2039	3,500	3,507,947
Series 2024-A 5.00%, 03/15/2042	5,000	5,597,245
5.00%, 03/15/2043	6,000	6,679,715
5.00%, 03/15/2044	2,840	3,148,047
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	4,835	4,971,250
5.00%, 01/01/2028	22,110	23,024,231
5.00%, 01/01/2029	27,145	28,164,756
Series 2023 5.625%, 04/01/2040	7,000	7,611,926
6.00%, 04/01/2035	5,000	5,651,121
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	7,015	7,378,331
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,094,887
Port Authority of New York & New Jersey Series 2019 4.00%, 11/01/2037	2,915	2,895,997
Series 2020-2 5.00%, 07/15/2033	5,910	6,306,166

	Principal Amount (000)	U.S. $ Value

Series 2021-2 4.00%, 07/15/2037	$2,980	$2,976,673
Suffolk Regional Off-Track Betting Co. Series 2024 5.00%, 12/01/2034	1,000	1,039,733
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027	1,045	1,083,080
5.00%, 06/01/2029	2,080	2,211,050
5.00%, 06/01/2033	2,395	2,595,562
Town of Oyster Bay NY Series 2024 4.00%, 03/07/2025	1,600	1,604,394
Triborough Bridge & Tunnel Authority Series 2022-A 5.00%, 08/15/2024	7,480	7,492,228
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	11,938,347
2.591%, 05/15/2036	2,000	1,582,940
Series 2022 4.621% (SOFR + 1.05%), 04/01/2026(a)	14,000	14,035,616
Series 2023 5.00%, 11/15/2041	4,025	4,503,402
Series 2024 5.00%, 11/15/2033(f)	5,000	5,753,359
Triborough Bridge & Tunnel Authority (Pre-refunded - US Treasuries) Series 2022-A 5.00%, 08/15/2024	9,240	9,254,333

		475,943,193

North Carolina – 0.4%
County of Wake NC Series 2024-B 5.00%, 09/01/2034	1,585	1,874,811
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.00%, 07/01/2035	1,740	1,883,441
5.00%, 07/01/2036	1,500	1,619,060
5.00%, 07/01/2037	1,250	1,345,172
5.25%, 07/01/2038	1,200	1,314,226
5.25%, 07/01/2039	1,300	1,417,782
5.25%, 07/01/2040	3,220	3,493,084
5.25%, 07/01/2042	1,140	1,227,577
AGM Series 2023 5.00%, 07/01/2036	650	707,007
5.00%, 07/01/2037	1,400	1,517,756
5.00%, 07/01/2038	420	452,607
5.25%, 07/01/2041	1,000	1,089,007
5.25%, 07/01/2042	1,000	1,084,782

		19,026,312

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	$2,000	$1,998,192
5.00%, 06/01/2030	3,000	3,006,806

		5,004,998

Ohio – 1.6%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037	2,000	2,012,331
4.00%, 06/01/2038	1,000	1,001,310
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026	10,000	10,310,376
5.00%, 08/01/2027	8,465	8,869,041
5.00%, 08/01/2028	1,955	2,065,098
Series 2020 5.00%, 12/01/2028	5,400	5,773,220
5.00%, 12/01/2029	1,565	1,694,542
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026	2,745	2,781,525
5.00%, 02/15/2027	2,710	2,774,449
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,052,039
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,122,956
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	570	572,711
6.375%, 12/01/2037	5,000	5,425,222
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2028	1,425	1,516,894
5.00%, 10/01/2037	1,270	1,430,549
5.00%, 10/01/2038	1,335	1,495,030
Ohio Water Development Authority (Ohio Water Development Authority State Lease) Series 2016-B 5.00%, 06/01/2025	3,985	4,046,296
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023-A 5.00%, 12/01/2025	4,910	5,031,125
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,079,958
Reynoldsburg City School District Series 2013 4.919%, 09/01/2030	3,430	3,503,286
Series 2014 4.939%, 09/01/2032	3,670	3,772,081

	Principal Amount (000)	U.S. $ Value

State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	$5,000	$5,771,690

		76,101,729

Oklahoma – 0.2%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	1,235	1,227,535
5.00%, 07/01/2028	1,280	1,256,353
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	4,000	3,682,759
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,412,647

		10,579,294

Oregon – 0.7%
Hospital Facilities Authority of Multnomah County Oregon (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 10/01/2024	220	220,570
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	449,002
5.00%, 08/15/2031	1,245	1,345,200
5.00%, 08/15/2033	500	538,232
5.00%, 08/15/2034	875	941,831
5.00%, 08/15/2035	755	812,067
5.00%, 08/15/2036	1,300	1,395,178
Port of Portland OR Airport Revenue Series 2020-T 5.00%, 07/01/2035	4,290	4,562,585
Series 2022-2 4.00%, 07/01/2038	11,255	11,224,076
4.00%, 07/01/2040	7,170	7,044,564
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,325,164
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	2,335	2,459,565
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043	2,000	826,721

		34,144,755

	Principal Amount (000)	U.S. $ Value

Other – 1.1%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(b)	$23,486	$21,250,516
Series 2019-C, Class 1 3.87%, 11/15/2035(b)	5,478	4,956,695
Series 2019-D, Class 1 3.87%, 11/15/2035(b)	5,002	4,526,061
Series 2019-E, Class 1 3.87%, 11/15/2035(b)	3,361	3,040,810
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.625%, 06/15/2035(b)	9,340	7,981,341
2.65%, 06/15/2035(b)	4,690	3,959,371
Series 2019-M 2.60%, 09/15/2033	9,265	8,046,140
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024 4.683%, 10/25/2040(f)	1,000	1,029,893

		54,790,827

Pennsylvania – 8.3%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030	5,290	5,670,591
5.00%, 07/15/2032	6,500	6,954,550
5.00%, 07/15/2033	7,600	8,127,117
Series 2022 4.58% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,974,329
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2040	2,000	1,862,122
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	950	984,376
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2028	12,310	12,861,786
5.00%, 08/01/2029	9,970	10,416,488
5.00%, 08/01/2030	4,000	4,169,318
5.00%, 08/01/2032	8,010	8,357,931
Series 2019-A 5.00%, 08/01/2026	1,420	1,465,651
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	10,350	10,802,467
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2025	7,750	7,914,679
5.00%, 10/01/2026	2,675	2,771,977

	Principal Amount (000)	U.S. $ Value

AGM Series 2023-B 5.00%, 09/01/2037	$1,500	$1,698,556
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2024	9,575	9,601,961
Series 2017 5.00%, 01/01/2027	14,415	15,040,804
Series 2019 5.00%, 07/15/2025	4,700	4,781,313
Series 2023 5.00%, 09/01/2024	10,000	10,022,492
Geisinger Authority (Kaiser Obligated Group) Series 2020 5.00%, 04/01/2043	2,500	2,660,620
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,036,178
AGM Series 2022 4.00%, 07/01/2038	10,000	10,016,299
4.00%, 07/01/2039	10,000	9,932,324
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	1,845	1,864,337
5.00%, 12/01/2032	2,750	2,806,084
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,432,668
5.00%, 09/01/2027	1,750	1,811,834
5.00%, 09/01/2028	1,500	1,571,022
5.00%, 09/01/2029	3,000	3,139,420
5.00%, 09/01/2030	3,000	3,132,208
Series 2019 5.00%, 09/01/2030	1,710	1,809,146
5.00%, 09/01/2032	1,200	1,268,198
Montgomery County Industrial Development Authority/PA (Pre-refunded - US Treasuries) Series 2015 5.25%, 01/15/2045	6,000	6,058,050
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,691,251
5.50%, 06/30/2039	5,455	5,986,274
5.50%, 06/30/2040	5,000	5,455,599

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	$8,540	$8,630,013
5.00%, 12/31/2026	4,500	4,550,706
5.00%, 06/30/2027	12,450	12,589,004
5.00%, 12/31/2027	6,000	6,069,207
5.00%, 06/30/2028	10,790	10,914,373
5.00%, 12/31/2028	8,910	9,018,046
5.00%, 06/30/2042	1,015	1,020,483
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 5.00%, 04/15/2030	1,150	1,249,204
5.00%, 04/15/2031	1,635	1,766,871
Series 2022-C 4.58% (MUNIPSA + 0.70%), 11/15/2047(a)	15,140	15,079,460
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	2,720	2,720,002
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2028	7,025	7,279,823
5.00%, 06/01/2030	6,255	6,496,086
Series 2019 5.00%, 12/01/2029	8,000	8,567,912
Series 2022-A 5.00%, 12/01/2036	1,000	1,133,694
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.88% (MUNIPSA + 0.85%), 07/15/2041(a)	24,000	24,008,162
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	775	787,333
5.00%, 08/01/2040	3,445	3,466,258
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027	835	863,226
5.00%, 11/01/2028	1,000	1,045,045
5.00%, 11/01/2029	1,000	1,056,921
5.00%, 11/01/2030	1,750	1,845,631
5.00%, 11/01/2031	1,685	1,778,967
5.00%, 11/01/2032	1,810	1,911,043
5.00%, 11/01/2033	1,750	1,848,184
5.00%, 11/01/2034	2,110	2,230,609
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.531% (SOFR + 0.80%), 09/01/2040(a) (b)	26,000	25,239,219
School District of Philadelphia (The) Series 2016-D 5.00%, 09/01/2024	8,360	8,374,713

	Principal Amount (000)	U.S. $ Value

Series 2016-F 5.00%, 09/01/2024	$24,200	$24,242,590
Series 2023-A 5.25%, 09/01/2038	2,000	2,258,254
5.25%, 09/01/2039	3,695	4,148,952

		404,340,011

Puerto Rico – 0.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	15	15,370
Zero Coupon, 07/01/2033	1,346	898,344
4.00%, 07/01/2046	103	93,031
5.625%, 07/01/2027	4,709	4,913,072
5.625%, 07/01/2029	1,982	2,125,725
Series 2022-C Zero Coupon, 11/01/2043	4,132	2,531,145
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,147,017
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,250	2,298,542
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	2,938	2,938,000

		20,960,246

Rhode Island – 0.1%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2032	2,195	2,334,192

South Carolina – 3.1%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	50,000	54,135,010
Series 2023-B 5.478% (SOFR + 1.90%), 02/01/2054(a)	18,000	18,691,004
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	7,460	7,990,237
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	3,000	3,036,709
5.00%, 12/01/2027	2,500	2,528,520
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c) (d) (e)	1,445	942,765

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	$2,890	$2,851,656
5.00%, 11/01/2034	10,000	11,410,205
5.00%, 11/01/2039	18,615	20,822,206
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,758,141
South Carolina Ports Authority Series 2018 5.00%, 07/01/2031	1,945	2,031,835
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030	1,435	1,463,248
5.00%, 12/01/2034	1,000	1,014,507
Series 2020-A 4.00%, 12/01/2037	1,690	1,696,499
5.00%, 12/01/2043	1,800	1,880,688
Series 2021-A 4.00%, 12/01/2035	3,000	3,033,157
Series 2021-B 5.00%, 12/01/2040	1,200	1,285,721
5.00%, 12/01/2043	6,350	6,722,396

		149,294,504

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,543,931
5.00%, 09/01/2030	3,625	3,775,003

		7,318,934

Tennessee – 1.8%
Metropolitan Government of Nashville & Davidson County TN (Pre-refunded - US Treasuries) Series 2015-C 4.50%, 07/01/2034	10,000	10,122,406
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2039	2,500	2,792,711
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	21,150	22,597,734
Tennergy Corp./TN (Pre-refunded - US Treasuries) Series 2019-A 5.00%, 02/01/2050	5,445	5,463,219

	Principal Amount (000)	U.S. $ Value

Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	$43,555	$45,274,090

		86,250,160

Texas – 4.3%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2024 4.125%, 06/15/2034(b) (f)	850	846,104
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(b)	2,000	2,068,988
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.00%, 06/01/2042(b)	1,000	1,047,362
Board of Regents of the University of Texas System Series 2022-A 4.00%, 08/15/2042	1,895	1,900,937
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2025	1,000	1,000,891
City of Austin TX Series 2015 5.00%, 09/01/2026	8,000	8,118,372
City of Austin TX Airport System Revenue Series 2022 5.00%, 11/15/2039	2,260	2,419,398
City of Dallas TX Series 2023-A 5.00%, 02/15/2039	2,000	2,211,843
5.00%, 02/15/2043	6,700	7,275,950
City of El Paso TX Water & Sewer Revenue Series 2019-B 5.00%, 03/01/2025	3,000	3,029,528
Series 2022 5.00%, 03/01/2037	4,275	4,679,064
5.00%, 03/01/2039	3,880	4,208,086
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2025	2,000	2,004,367
City of Houston TX Airport System Revenue Series 2021-A 4.00%, 07/01/2041	1,140	1,111,207
AGM Series 2023 5.00%, 07/01/2032	12,095	13,136,673
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,365,994
City of Houston TX Combined Utility System Revenue (Pre-refunded - US Treasuries) Series 2014-C 5.00%, 05/15/2027	10,785	10,798,362
5.00%, 05/15/2028	6,065	6,072,514

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX Electric & Gas Systems Revenue Series 2024-A 5.25%, 02/01/2043	$5,000	$5,631,602
County of Harris TX Toll Road Revenue Series 2024-A 5.00%, 08/15/2044	1,065	1,182,826
Crowley Independent School District (Pre-refunded - US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	4,980	5,011,938
Dallas Fort Worth International Airport Series 2023-C 5.00%, 11/01/2028	6,500	6,829,732
5.00%, 11/01/2032	5,500	5,989,798
Dallas Independent School District Series 2021 4.00%, 02/15/2025	5,020	5,039,531
Denton Independent School District Series 2015 5.00%, 08/15/2024	6,685	6,695,845
Series 2016 5.00%, 08/15/2027	1,220	1,253,224
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.73% (MUNIPSA + 0.85%), 07/01/2049(a)	1,500	1,495,040
Series 2024 5.00%, 07/01/2034	3,875	4,420,136
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2042	5,000	4,873,745
Harris County Hospital District Series 2016 5.00%, 02/15/2027	2,465	2,511,284
Hidalgo County Regional Mobility Authority Series 2022-A 5.00%, 12/01/2028	200	210,877
5.00%, 12/01/2029	500	533,172
5.00%, 12/01/2030	500	538,498
5.00%, 12/01/2031	500	542,548
5.00%, 12/01/2032	795	861,425
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	612,840
5.00%, 10/15/2029	600	611,633
5.00%, 10/15/2030	1,000	1,018,627
5.00%, 10/15/2031	1,020	1,037,424
Leander Independent School District Series 2022 5.00%, 08/15/2024	1,025	1,026,688

	Principal Amount (000)	U.S. $ Value

Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	$15,000	$15,134,987
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	10,680	10,590,528
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,540,904
5.00%, 08/15/2026	2,000	2,062,910
5.00%, 08/15/2028	2,750	2,872,802
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	875	819,870
Series 2022 4.00%, 01/01/2032	840	753,356
4.00%, 01/01/2037	1,155	956,564
New Hope Cultural Education Facilities Finance Corp. (Pre-refunded - Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,184,483
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2026	3,200	3,221,101
5.00%, 01/01/2027	2,100	2,111,642
5.00%, 01/01/2028	5,975	6,008,390
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 5.00%, 01/01/2039(b)	1,285	1,300,217
10.00%, 07/01/2026(b)	2,000	2,003,379
Richardson Independent School District Series 2024 5.00%, 02/15/2025(f)	2,500	2,522,906
San Antonio Independent School District/TX Series 2015 5.00%, 02/15/2025	3,575	3,611,818
State of Texas Series 2021-B 4.00%, 08/01/2026	2,335	2,338,030
Texas Municipal Gas Acquisition and Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.391% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	5,000	4,997,575

	Principal Amount (000)	U.S. $ Value

Texas State University System Series 2024 5.00%, 03/15/2042	$2,900	$3,226,589
5.00%, 03/15/2043	1,665	1,843,753
University of Houston Series 2022-A 5.00%, 02/15/2040	1,750	1,928,222

		211,254,099

Utah – 1.0%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2040	2,615	2,569,252
5.00%, 07/01/2029	3,365	3,550,649
5.00%, 07/01/2030	7,670	8,179,776
Series 2023-A 5.00%, 07/01/2032	9,270	10,068,372
BAM Series 2018-A 5.00%, 07/01/2043	17,000	17,430,423
Intermountain Power Agency Series 2023 5.00%, 07/01/2039	5,000	5,573,125
5.00%, 07/01/2042	2,360	2,588,377
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,325,154

		51,285,128

Virginia – 1.3%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	3,000	3,364,480
5.00%, 04/01/2043	2,000	2,230,589
County of Fairfax VA Series 2024-A 5.00%, 10/01/2025	2,750	2,809,794
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	3,965	4,010,427
Series 2020-B 5.00%, 12/01/2024	3,300	3,321,542
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	2,000	2,079,188
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	4,000	4,490,329
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2030	2,000	2,014,648
4.00%, 01/01/2032	5,030	5,077,818
4.00%, 01/01/2037	7,250	7,282,353

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (National Senior Communities, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029	$1,400	$1,468,929
5.00%, 01/01/2030	1,650	1,749,538
5.00%, 01/01/2031	1,250	1,326,865
5.00%, 01/01/2033	1,750	1,854,601
5.00%, 01/01/2034	1,600	1,695,630
5.00%, 01/01/2035	1,570	1,663,183
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	18,000	18,002,247

		64,442,161

Washington – 3.6%
Central Puget Sound Regional Transit Authority (Pre-refunded - US Treasuries) Series 2015 4.00%, 11/01/2050	7,625	7,701,623
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040	5,120	5,618,308
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (Pre-refunded - US Treasuries) Series 2014-A 4.00%, 01/01/2044	6,425	6,425,000
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	6,440	6,537,705
Port of Seattle WA Series 2018-A 5.00%, 05/01/2025	8,320	8,396,036
5.00%, 05/01/2038	4,015	4,103,552
Series 2018-B 5.00%, 05/01/2025	4,695	4,737,908
Series 2019 5.00%, 04/01/2032	1,500	1,575,839
5.00%, 04/01/2033	1,000	1,050,897
Series 2021 4.00%, 08/01/2041	5,000	4,792,295
5.00%, 08/01/2033	5,000	5,379,389
Series 2022 5.00%, 08/01/2034	2,475	2,693,040
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	6,835	6,937,525
5.00%, 12/01/2038	6,775	6,864,211
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	10,000	9,225,427
State of Washington Series 2020-R 5.00%, 07/01/2025	6,500	6,609,496

	Principal Amount (000)	U.S. $ Value

Series 2021-R 5.00%, 08/01/2024	$5,220	$5,226,305
Series 2022-R 5.00%, 07/01/2025	10,000	10,168,456
Series 2024-C 5.00%, 02/01/2025	10,000	10,097,060
Series 2024-R 5.00%, 07/01/2025(f)	4,000	4,065,874
State of Washington (State of Washington Fed Hwy Grant) Series 2022 5.00%, 09/01/2024	1,490	1,493,351
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	8,590	8,684,386
5.00%, 08/15/2029	16,560	16,721,407
5.00%, 08/15/2030	6,400	6,448,954
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025	2,000	2,015,126
5.00%, 08/15/2027	2,175	2,217,316
5.00%, 08/15/2028	3,700	3,774,365
5.00%, 08/15/2030	8,005	8,175,791
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	4,770	4,335,258
Washington State Housing Finance Commission Series 2021-1, Class X 0.726%, 12/20/2035(h)	3,153	136,748
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(b)	2,025	2,217,160

		174,425,808

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	13,615	13,008,958

Wisconsin – 2.3%
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(f)	1,000	1,113,621
State of Wisconsin (Pre-refunded - US Treasuries) Series 2019-A 5.00%, 05/01/2025	9,000	9,122,816
5.00%, 05/01/2027	12,500	13,140,176
5.00%, 05/01/2028	12,000	12,614,569
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028	1,075	906,148
Zero Coupon, 12/15/2030	2,140	1,669,057
Zero Coupon, 12/15/2032	2,800	2,012,298
Zero Coupon, 12/15/2034	2,500	1,650,799

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 4.06% (MUNIPSA + 0.18%), 08/15/2054(a)	$4,000	$3,953,492
Series 2023 5.00%, 08/15/2054	5,000	5,111,413
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	2,500	2,499,999
4.00%, 10/15/2035	1,000	998,078
Wisconsin Public Finance Authority Series 2024 5.375%, 12/15/2032(b) (f)	1,000	999,696
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	3,750	3,822,164
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,078,771
5.50%, 02/01/2042(b)	6,955	7,130,757
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,241,093
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	2,000	1,246,850
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,000	692,398
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2020 3.00%, 04/01/2025(b)	10	9,967
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,189,197
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(b)	85	84,132
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,100	1,113,322

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	$615	$523,500
4.00%, 02/01/2036	3,335	2,810,917
4.00%, 02/01/2038	3,575	2,969,283
4.00%, 02/01/2040	3,945	3,191,010
Series 2022 5.00%, 02/01/2031	3,375	3,211,770
5.00%, 02/01/2032	2,545	2,407,487
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	3,360	3,379,431
5.00%, 10/01/2026(b)	3,605	3,653,468
5.00%, 10/01/2027(b)	3,000	3,069,011
5.00%, 10/01/2028(b)	3,525	3,637,298
5.00%, 10/01/2029(b)	835	868,029
WPPI Energy (Pre-refunded - US Govt Agencies) Series 2014-A 5.00%, 07/01/2029	1,000	1,000,034

		114,122,051

Total Long-Term Municipal Bonds (cost $4,812,833,182)		4,749,969,289

Short-Term Municipal Notes – 0.4%
Maryland – 0.4%
Montgomery County Housing Opportunities Commission Series 2023 4.95%, 01/01/2063(i)	19,100	19,100,000

Michigan – 0.0%
Oakland University Series 2010 3.85%, 03/01/2031(i)	710	710,000

Texas – 0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 3.94%, 02/15/2036(i)	270	270,000

Total Short-Term Municipal Notes (cost $20,080,000)		20,080,000

Total Municipal Obligations (cost $4,832,913,182)		4,770,049,289

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Agency CMBS – 0.7%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	15,906	15,854,666
Series 2021-2, Class X 0.84%, 03/25/2035(h)	9,653	439,495

	Principal Amount (000)	U.S. $ Value

Series 2021-3, Class A 3.25%, 08/20/2036	$3,839	$3,565,160
Series 2021-3, Class X 0.79%, 08/20/2036(h)	7,847	392,434
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,927	1,510,771
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,826	3,782,465
Series 2024-ML23, Class AUS 4.563%, 04/25/2042(b)	2,100	2,197,098
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,308	6,010,220
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(h)	2,017	107,155
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(h)	3,699	244,099

		34,103,563

Non-Agency Fixed Rate CMBS – 0.5%
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	3,328	3,180,687
Series 2019-2, Class A 4.00%, 03/20/2033	10,206	10,282,162
City of Fort Wayne IN 10.75%, 12/01/2029(c) (d)	159	16
National Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(h)	9,775	454,587
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	8,899	8,730,452
Series 2022-1, Class X 0.33%, 09/20/2036(h)	19,510	417,580
Washington State Housing Finance Commission Series 2023-1, Class X 1.493%, 04/20/2037(h)	9,953	1,059,500

		24,124,984

Total Commercial Mortgage-Backed Securities (cost $68,246,393)		58,228,547

CORPORATES - INVESTMENT GRADE – 1.1%
Industrial – 1.1%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 6.653% (SOFR + 1.30%), 04/07/2025(a)	10,000	10,069,700

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.9%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$5,835	$5,467,278
1.777%, 11/15/2030	5,000	4,125,200
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,288,388
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,906,020
Novant Health, Inc. 2.637%, 11/01/2036	19,100	14,439,791
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	7,097,800
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,025,760

		43,350,237

Total Corporates - Investment Grade (cost $65,338,528)		53,419,937

ASSET-BACKED SECURITIES – 0.5%
Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(b)	790	789,120
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(b)	322	321,626
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(b)	648	648,010
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	6,491	6,542,718
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(b)	419	419,566

		8,721,040

Other ABS - Fixed Rate – 0.4%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	4,190	4,081,614
5.25%, 07/01/2036	4,457	4,474,843
5.25%, 07/01/2041	3,500	3,407,458
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	6,874	6,823,533

		18,787,448

Total Asset-Backed Securities (cost $27,638,908)		27,508,488

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	$7,730	$5,863,592

Transportation - Airlines – 0.2%
United Airlines, Inc. 4.375%, 04/15/2026(b)	5,000	4,832,450
4.625%, 04/15/2029(b)	2,300	2,143,140

		6,975,590

Total Corporates - Non-Investment Grade (cost $15,030,000)		12,839,182

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 9.10% (CME Term SOFR + 3.76%), 02/25/2040(a) (b)	813	863,899
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.75% (CME Term SOFR + 3.41%), 10/25/2027(a)	43	42,967
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.35% (CME Term SOFR + 3.01%), 07/25/2024(a)	179	178,954
Series 2014-C04, Class 1M2 10.35% (CME Term SOFR + 5.01%), 11/25/2024(a)	119	120,626
Series 2015-C02, Class 1M2 9.45% (CME Term SOFR + 4.11%), 05/25/2025(a)	186	190,388
Series 2016-C01, Class 1M2 12.20% (CME Term SOFR + 6.86%), 08/25/2028(a)	213	225,378

Total Collateralized Mortgage Obligations (cost $1,300,649)		1,622,212

Total Investments – 100.5% (cost $5,010,467,660)(j)		4,923,667,655
Other assets less liabilities – (0.5)%		(25,025,429)

Net Assets – 100.0%		$4,898,642,226

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.45%	USD	46,990	$(2,995,492)	$(3,026,460)	$30,968

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	63,900	07/31/2029	1 Day SOFR	4.461%	Annual	$1,103,933	$—	$1,103,933
USD	28,300	07/31/2030	1 Day SOFR	4.016%	Annual	(307,739)	—	(307,739)

						$796,194	$—	$796,194

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	225	$(29,857)	$(20,092)	$(9,765)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	747	(99,147)	(86,077)	(13,070)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	50	(6,621)	(5,575)	(1,046)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	123	(16,376)	(11,122)	(5,254)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	531	(70,473)	(46,597)	(23,876)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,520	(201,841)	(168,815)	(33,026)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,536	(204,028)	(138,735)	(65,293)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	288	$(38,251)	$(33,070)	$(5,181)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	877	(116,469)	(74,839)	(41,630)

						$(783,063)	$(584,922)	$(198,141)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	$5,588,464	$—	$5,588,464

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $348,316,832 or 7.1% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$2,077,317	$120,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	942,765	0.02%

(f)	When-Issued or delayed delivery security.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(h)	IO - Interest Only.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,033,115 and gross unrealized depreciation of investments was $(129,615,635), resulting in net unrealized depreciation of $(80,582,520).

As of June 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,749,969,289	$—	$4,749,969,289
Short-Term Municipal Notes	—	20,080,000	—	20,080,000
Commercial Mortgage-Backed Securities	—	58,228,547	—	58,228,547
Corporates - Investment Grade	—	53,419,937	—	53,419,937
Asset-Backed Securities	—	27,508,488	—	27,508,488
Corporates - Non-Investment Grade	—	12,839,182	—	12,839,182
Collateralized Mortgage Obligations	—	1,622,212	—	1,622,212

Total Investments in Securities	—	4,923,667,655	—	4,923,667,655
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,103,933	—	1,103,933
Interest Rate Swaps	—	5,588,464	—	5,588,464
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,995,492)	—	(2,995,492)
Centrally Cleared Interest Rate Swaps	—	(307,739)	—	(307,739)
Credit Default Swaps	—	(783,063)	—	(783,063)

Total	$—	$4,926,273,758	$—	$4,926,273,758

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.